32. EVENT (UNAUDITED) SUBSEQUENT TO THE DATE OF THE INDEPENDENT AUDITORS' REPORT	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
32. EVENT (UNAUDITED) SUBSEQUENT TO THE DATE OF THE INDEPENDENT AUDITORS' REPORT

In April 2013, the Company entered into a securities purchase agreement with an investor and issued an 8% convertible promissory note which matures in January 2014 and received cash proceeds of $40,000, net of financing costs of $2,500. The Notes may be converted into unregistered shares of the Company's common stock, par value $0.0001 per share (the “Common Stock”), at the Conversion Price, as defined below, in whole, or in part, at any time beginning 180 days after the date of issuance of the Notes, at the option of the holder. The Conversion Price shall be equal to 61% multiplied by the Variable Conversion Rate which is equal to the average of the three (3) lowest closing bid prices of the Common Stock during the ten (10) trading day period prior to the date of conversion. The net proceeds were used for general working capital purposes.